Contingent Consideration - Additional Information (Details) $ in Millions	Jun. 05, 2020 CAD ($)
Bridge Farm
Disclosure Of Contingent Liabilities [Line Items]
Fair value of incremental shares	$ 34.6
Fair value of earn out shares	0.3
Contingent Consideration | Bridge Farm Purchaser
Disclosure Of Contingent Liabilities [Line Items]
Liabilities assumed in disposition of business	$ 34.9